ASTON/SILVERCREST SMALL CAP FUND
ASTON/Silvercrest Small Cap Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/SILVERCREST SMALL CAP FUND		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses		1.61%	1.36%
Fee Waiver and Expense Reimbursement	[1]	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses	[1][2]	1.40%	1.15%
[1]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.40% of the Fund's average daily net assets with respect to Class N shares and 1.15% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.
[2]	After Fee Waiver and Reimbursement

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example ASTON/SILVERCREST SMALL CAP FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	143	488	856	1,893
Class I Shares	117	410	725	1,617

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.68%.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The subadviser invests in companies that it believes to be undervalued at the time of purchase. These companies typically possess, in the opinion of the subadviser, one or more of the following attributes:
  Business that results in relatively consistent longer-term earnings and cash flow growth
  Franchise/asset value that may make the company attractive to potential acquirers
  Cyclically depressed earnings and/or cash flow that has potential for improvement
  A catalyst that will promote recognition of the company’s undervalued status
The Fund may also invest in securities of companies outside the small-cap range, preferred stock, convertible preferred stocks, convertible bonds and real estate investment trusts (“REITs”). The subadviser employs a strategy of diversification, and adheres to a structured sell discipline.
PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.
FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter:	03/13	12.39%
Worst quarter:	09/14	(8.19)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns ASTON/SILVERCREST SMALL CAP FUND	1 Year	Since Inception	Inception Date
Class N Shares	4.28%	17.24%	Dec. 27, 2011
Class N Shares Return After Taxes on Distributions	3.76%	16.58%	Dec. 27, 2011
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	2.86%	13.52%	Dec. 27, 2011
Class I Shares	4.52%	17.56%	Dec. 27, 2011
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N and Class I shares is computed from December 31, 2011.)	4.22%	18.29%	Dec. 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.